Derivatives and Hedging (Tables)	6 Months Ended
Jun. 30, 2014
Derivatives and Hedging [Abstract]
Schedule of Effect of Trading Activities on the Statements of Financial Condition
The effect of Trading Activities on the Statements of Financial Condition as of December 31, 2013:

Futures and Forward Contracts	Long Unrealized Gain	Long Unrealized Loss	Short Unrealized Gain	Short Unrealized Loss	Net Unrealized Gain (Loss)	Average number of contracts outstanding for the year (absolute quantity)
	$	$	$	$	$
Foreign currency	–	–	–	–	–	826
Total	–	–	–	–	–

Unrealized currency gain (loss)					–
Total net unrealized gain (loss) on open contracts					–

Average Number of Contracts Outstanding for the Year (Absolute Quantity)
Option Contracts at Fair Value
Options purchased	$1

Schedule of Effect of Trading Activities on the Statements of Income and Expenses
The effect of Trading Activities on the Statements of Income and Expenses for the Three and Six Months Ended June 30, 2013 included in Total Trading Results:

	For the Three Months	For the Six Months
	Ended June 30, 2013	Ended June 30, 2013
Type of Instrument	$	$

Commodity	(310,079)	(478,069)
Foreign currency	1,114,264	1,912,759
Unrealized currency loss	(13,160)	(85,103)
Total	791,025	1,349,587

Line Items on the Statements of Income and Expenses for the Three and Six Months Ended June 30, 2013:

	For the Three Months	For the Six Months
	Ended June 30, 2013	Ended June 30, 2013
Trading Results	$	$

Net realized	576,827	554,206
Net change in unrealized	(293,304)	(152,923)
Net realized loss on investment in KR Master Fund	(7,238)	(196,062)
Net realized gain on investment in Cambridge Master Fund	1,329,975	1,556,638
Net change in unrealized depreciation on investment in KR Master Fund	(302,838)	(283,485)
Net change in unrealized depreciation on investment in Cambridge Master Fund	(512,397)	(128,787)
Total Trading Results	791,025	1,349,587